Document and Entity Information	0 Months Ended
Feb. 27, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015